Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks		$ 108,370		$ 90,045	$ 90,045		$ 105,883
Loans and advances to banks		16,868		14,074	14,094		12,926
Receivables from securities financing transactions		95,349		86,864	91,951		79,936
Cash collateral receivables on derivative instruments		23,602		24,040	24,040		26,198
Loans and advances to customers		320,352		318,480	326,746		300,010
Other financial assets measured at amortized cost		22,563		18,775	37,815		27,115
Total financial assets measured at amortized cost		587,104		552,277	584,691		552,068
Financial assets at fair value held for trading		104,370	[1]	118,256	129,407	[1]	90,416
of which: assets pledged as collateral that may be sold or repledged by counterparties		32,121		36,277	36,277		29,731
Derivative financial instruments		126,210	[2],[3],[4],[5]	121,285	121,285	[2],[3],[4],[5]	155,642
Brokerage receivables		16,840		24,403
Financial assets at fair value not held for trading		82,690	[6]	80,985	60,457	[6]	64,210
Total financial assets measured at fair value through profit or loss		330,110		344,928	311,148		310,269
Financial assets measured at fair value through other comprehensive income		6,667	[7]	6,930	8,889	[7]	15,402
Investments in subsidiaries		1,099			1,045		947	$ 947
Property, equipment and software		9,348	[8],[9]	9,057	9,057	[8],[9]	8,186	8,186
Goodwill and intangible assets		6,647		6,563	6,563		6,442
Deferred tax assets		10,105	[10]	10,182	10,056	[10]	13,158
Other non-financial assets		7,410		7,830	7,830		12,434
Total assets		958,489	[11]	938,812	939,279	[11]	918,906	918,906	[11]
Liabilities
Amounts due to banks		10,962		7,728	7,728		10,459
Payables from securities financing transactions		10,296		12,273	17,485		9,266
Cash collateral payables on derivative instruments		28,906		31,029	31,029		34,852
Customer deposits		419,838		414,172	419,577		416,267
Debt issued measured at amortized cost		132,271	[12]	143,160	143,160	[12]	101,837
Other financial liabilities measured at amortized cost		6,885			37,276		37,729
Total financial liabilities measured at amortized cost		609,158			656,255		610,410
Financial liabilities at fair value held for trading		28,943	[1],[13],[14]	31,251	31,251	[1],[13]	22,425
Derivative financial instruments		125,723	[2],[3],[5],[13],[15]	119,196	119,137	[2],[3],[5],[13],[15]	151,121
Brokerage payables designated at fair value		38,420
Other financial liabilities designated at fair value		33,594	[16]		16,643	[16]	14,122
Debt issued designated at fair value		57,031			50,782		49,057
Total financial liabilities measured at fair value through profit or loss		283,711			217,813		236,725
Provisions		3,494		3,290	3,214		4,101
Other non-financial liabilities		9,022		9,443	9,443		14,083
Total liabilities		905,386		886,851	886,725		865,320
Equity
Equity attributable to shareholders		52,928		51,905	52,495		52,916
Equity attributable to non-controlling interests		176		59	59		670
Total equity		53,103		51,938	52,554		53,586
Total liabilities and equity		958,489		938,812	939,279		918,906
UBS AG (consolidated)
Assets
Cash and balances at central banks		108,370		90,045	90,045		105,883
Loans and advances to banks		16,642		14,027	14,047		12,896
Receivables from securities financing transactions		95,349		86,864	91,951		79,936
Cash collateral receivables on derivative instruments		23,603		24,040	24,040		26,198
Loans and advances to customers		321,482		320,687	328,952		300,678
Other financial assets measured at amortized cost		22,637		18,850	37,890		27,130
Total financial assets measured at amortized cost		588,084		554,512	586,925		552,721
Financial assets at fair value held for trading		104,513	[1]	118,359	129,509	[1]	90,501
of which: assets pledged as collateral that may be sold or repledged by counterparties		32,121		36,277	36,277		29,731
Derivative financial instruments		126,212	[2],[3],[4],[5]	121,286	121,286	[2],[3],[4],[5]	155,642
Brokerage receivables		16,840		24,403
Financial assets at fair value not held for trading		82,387	[6]	80,598	60,070	[6]	63,888
Total financial assets measured at fair value through profit or loss		329,953		344,646	310,865		310,031
Financial assets measured at fair value through other comprehensive income		6,667	[7]	6,930	8,889	[7]	15,402
Investments in subsidiaries		1,099			1,045		947	947
Property, equipment and software		8,479	[17],[18]	8,191	8,191	[17],[18]	8,152	8,152
Goodwill and intangible assets		6,647		6,563	6,563		6,442
Deferred tax assets		10,066	[10]	10,118	9,993	[10]	13,147
Other non-financial assets		7,062		7,548	7,548		12,395
Total assets		958,055	[11]	939,554	940,020	[11]	919,236	$ 919,236	[11]
Liabilities
Amounts due to banks		10,962		7,728	7,728		10,459
Payables from securities financing transactions		10,296		12,272	17,485		9,266
Cash collateral payables on derivative instruments		28,906		31,029	31,029		34,852
Customer deposits		421,986		417,653	423,058		418,129
Funding from UBS Group AG and its subsidiaries		41,202	[19]	35,648	35,648	[19]	24,201
Debt issued measured at amortized cost		91,245	[12]	107,458	107,458	[12]	77,617
Other financial liabilities measured at amortized cost		7,576			38,092		38,361
Total financial liabilities measured at amortized cost		612,174			660,498		612,884
Financial liabilities at fair value held for trading		28,949	[1],[13],[14]	31,251	31,251	[1],[13]	22,426
Derivative financial instruments		125,723	[2],[3],[5],[13],[15]	119,197	119,138	[2],[3],[5],[13],[15]	151,121
Brokerage payables designated at fair value		38,420
Other financial liabilities designated at fair value		33,594	[16]		16,643	[16]	14,122
Debt issued designated at fair value		57,031			50,782		49,057
Total financial liabilities measured at fair value through profit or loss		283,717			217,814		236,727
Provisions		3,457		3,240	3,164		4,097
Other non-financial liabilities		6,275		6,499	6,499		11,902
Total liabilities		905,624		888,100	887,974		865,610
Equity
Equity attributable to shareholders		52,256		51,397	51,987		52,957
Equity attributable to preferred noteholders							631
Equity attributable to non-controlling interests		176		59	59		39
Total equity		52,432		51,429	52,046		53,627
Total liabilities and equity		958,055		$ 939,554	940,020		$ 919,236
UBS AG (consolidated) | Elimination entries
Assets
Cash and balances at central banks		0			0
Loans and advances to banks		(45,978)			(94,494)
Receivables from securities financing transactions		(54,932)			(65,043)
Cash collateral receivables on derivative instruments		(12,240)			(12,890)
Loans and advances to customers		(21,838)			(46,064)
Other financial assets measured at amortized cost		(1,869)			(3,376)
Total financial assets measured at amortized cost		(136,857)			(221,868)
Financial assets at fair value held for trading		(3,911)			(7,923)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(24,714)			(33,727)
Derivative financial instruments		(35,972)			(34,883)
Brokerage receivables		(2)
Financial assets at fair value not held for trading		(16,566)			(2,546)
Total financial assets measured at fair value through profit or loss		(56,451)			(45,352)
Financial assets measured at fair value through other comprehensive income		0			(3,226)
Investments in subsidiaries		(49,922)			(49,916)
Property, equipment and software		(24)			0
Goodwill and intangible assets		(56)			(59)
Deferred tax assets		52			0
Other non-financial assets		14			(101)
Total assets		(243,244)			(320,522)
Liabilities
Amounts due to banks		(94,618)			(95,027)
Payables from securities financing transactions		(55,008)			(65,043)
Cash collateral payables on derivative instruments		(12,118)			(12,890)
Customer deposits		16,994			(48,192)
Debt issued measured at amortized cost		(573)			(730)
Other financial liabilities measured at amortized cost		(1,838)			(3,388)
Total financial liabilities measured at amortized cost		(147,161)			(225,270)
Financial liabilities at fair value held for trading		(3,828)			(7,329)
Derivative financial instruments		(36,025)			(34,883)
Brokerage payables designated at fair value		(14)
Other financial liabilities designated at fair value		(5,959)			(2,546)
Debt issued designated at fair value		(17)			(288)
Total financial liabilities measured at fair value through profit or loss		(45,843)			(45,046)
Provisions		83			0
Other non-financial liabilities		47			(128)
Total liabilities		(192,875)			(270,443)
Equity
Equity attributable to shareholders		(50,369)			(50,078)
Total equity		(50,369)			(50,078)
Total liabilities and equity		(243,244)			(320,522)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		36,350	[20]		37,497	[21]
Loans and advances to banks		34,063	[20]		31,254	[21]
Receivables from securities financing transactions		70,028	[20]		62,783	[21]
Cash collateral receivables on derivative instruments		23,136	[20]		22,924	[21]
Loans and advances to customers		93,141	[20]		109,196	[21]
Other financial assets measured at amortized cost		4,696	[20]		17,460	[21]
Total financial assets measured at amortized cost		261,415	[20]		281,115	[21]
Financial assets at fair value held for trading		92,784	[20]		103,799	[21]
of which: assets pledged as collateral that may be sold or repledged by counterparties		49,509	[20]		60,038	[21]
Derivative financial instruments		119,590	[20]		116,993	[21]
Brokerage receivables	[20]	11,063
Financial assets at fair value not held for trading		50,592	[20]		34,982	[21]
Total financial assets measured at fair value through profit or loss		274,030	[20]		255,775	[21]
Financial assets measured at fair value through other comprehensive income		171	[20]		3,698	[21]
Investments in subsidiaries		50,971	[20]		50,915	[21]
Property, equipment and software		6,546	[20]		6,550	[21]
Goodwill and intangible assets		308	[20]		302	[21]
Deferred tax assets		533	[20]		1,285	[21]
Other non-financial assets		4,623	[20]		5,179	[21]
Total assets		598,598	[20]		604,818	[21]
Liabilities
Amounts due to banks		36,430	[20]		24,991	[21]
Payables from securities financing transactions		36,840	[20]		49,407	[21]
Cash collateral payables on derivative instruments		28,096	[20]		28,486	[21]
Customer deposits		77,180	[20]		86,105	[21]
Funding from UBS Group AG and its subsidiaries		41,202	[20]		35,648	[21]
Debt issued measured at amortized cost		82,653	[20]		99,069	[21]
Other financial liabilities measured at amortized cost		4,170	[20]		29,178	[21]
Total financial liabilities measured at amortized cost		306,571	[20]		352,885	[21]
Financial liabilities at fair value held for trading		23,455	[20]		24,988	[21]
Derivative financial instruments		119,131	[20]		114,331	[21]
Brokerage payables designated at fair value	[20]	26,559
Other financial liabilities designated at fair value		10,936	[20]		6,173	[21]
Debt issued designated at fair value		55,378	[20]		48,743	[21]
Total financial liabilities measured at fair value through profit or loss		235,458	[20]		194,235	[21]
Provisions		1,361	[20]		1,084	[21]
Other non-financial liabilities		1,676	[20]		2,039	[21]
Total liabilities		545,067	[20]		550,243	[21]
Equity
Equity attributable to shareholders		53,531	[20]		54,574	[21]
Total equity		53,531	[20]		54,574	[21]
Total liabilities and equity		598,598	[20]		604,818	[21]
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		53,490	[20]		39,461	[21]
Loans and advances to banks		7,405	[20]		4,080	[21]
Receivables from securities financing transactions		28,637	[20]		35,731	[21]
Cash collateral receivables on derivative instruments		559	[20]		714	[21]
Loans and advances to customers		188,013	[20]		188,038	[21]
Other financial assets measured at amortized cost		8,564	[20]		10,610	[21]
Total financial assets measured at amortized cost		286,667	[20]		278,634	[21]
Financial assets at fair value held for trading		62	[20]		94	[21]
of which: assets pledged as collateral that may be sold or repledged by counterparties		0	[20]		0	[21]
Derivative financial instruments		3,834	[20]		4,229	[21]
Financial assets at fair value not held for trading		7,177	[20]		13,098	[21]
Total financial assets measured at fair value through profit or loss		11,073	[20]		17,421	[21]
Financial assets measured at fair value through other comprehensive income		0	[20]		810	[21]
Investments in subsidiaries		20	[20]		16	[21]
Property, equipment and software		242	[20]		94	[21]
Goodwill and intangible assets	[21]				0
Deferred tax assets		198	[20]		432	[21]
Other non-financial assets		1,659	[20]		1,758	[21]
Total assets		299,860	[20]		299,166	[21]
Liabilities
Amounts due to banks		24,774	[20]		21,264	[21]
Payables from securities financing transactions		1,167	[20]		1,687	[21]
Cash collateral payables on derivative instruments		35	[20]		62	[21]
Customer deposits		245,452	[20]		247,554	[21]
Debt issued measured at amortized cost		8,578	[20]		8,583	[21]
Other financial liabilities measured at amortized cost		1,454	[20]		1,453	[21]
Total financial liabilities measured at amortized cost		281,460	[20]		280,604	[21]
Financial liabilities at fair value held for trading		493	[20]		257	[21]
Derivative financial instruments		3,510	[20]		3,770	[21]
Total financial liabilities measured at fair value through profit or loss		4,004	[20]		4,027	[21]
Provisions		163	[20]		149	[21]
Other non-financial liabilities		929	[20]		851	[21]
Total liabilities		286,556	[20]		285,631	[21]
Equity
Equity attributable to shareholders		13,304	[20]		13,536	[21]
Total equity		13,304	[20]		13,536	[21]
Total liabilities and equity		299,860	[20]		299,166	[21]
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks		18,530	[22]		13,086	[23]
Loans and advances to banks		21,151	[22]		73,206	[23]
Receivables from securities financing transactions		51,617	[22]		58,481	[23]
Cash collateral receivables on derivative instruments		12,148	[22]		13,292	[23]
Loans and advances to customers		62,166	[22]		77,781	[23]
Other financial assets measured at amortized cost		11,247	[22]		13,197	[23]
Total financial assets measured at amortized cost		176,858	[22]		249,044	[23]
Financial assets at fair value held for trading		15,578	[22]		33,540	[23]
of which: assets pledged as collateral that may be sold or repledged by counterparties		7,326	[22]		9,966	[23]
Derivative financial instruments		38,760	[22]		34,947	[23]
Brokerage receivables	[22]	5,779
Financial assets at fair value not held for trading		41,184	[22]		14,535	[23]
Total financial assets measured at fair value through profit or loss		101,300	[22]		83,021	[23]
Financial assets measured at fair value through other comprehensive income		6,495	[22]		7,608	[23]
Investments in subsidiaries		31	[22]		29	[23]
Property, equipment and software		1,714	[22]		1,548	[23]
Goodwill and intangible assets		6,395	[22]		6,320	[23]
Deferred tax assets		9,282	[22]		8,276	[23]
Other non-financial assets		766	[22]		711	[23]
Total assets		302,842	[22]		356,559	[23]
Liabilities
Amounts due to banks		44,377	[22]		56,499	[23]
Payables from securities financing transactions		27,297	[22]		31,435	[23]
Cash collateral payables on derivative instruments		12,894	[22]		15,371	[23]
Customer deposits		82,360	[22]		137,590	[23]
Debt issued measured at amortized cost		587	[22]		535	[23]
Other financial liabilities measured at amortized cost		3,790	[22]		10,850	[23]
Total financial liabilities measured at amortized cost		171,305	[22]		252,280	[23]
Financial liabilities at fair value held for trading		8,829	[22]		13,336	[23]
Derivative financial instruments		39,107	[22]		35,920	[23]
Brokerage payables designated at fair value	[22]	11,875
Other financial liabilities designated at fair value		28,618	[22]		13,015	[23]
Debt issued designated at fair value		1,670	[22]		2,327	[23]
Total financial liabilities measured at fair value through profit or loss		90,098	[22]		64,598	[23]
Provisions		1,850	[22]		1,930	[23]
Other non-financial liabilities		3,623	[22]		3,736	[23]
Total liabilities		266,876	[22]		322,544	[23]
Equity
Equity attributable to shareholders		35,790	[22]		33,956	[23]
Equity attributable to non-controlling interests		176	[22]		59	[23]
Total equity		35,966	[22]		34,015	[23]
Total liabilities and equity		$ 302,842	[22]		$ 356,559	[23]

[1]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[2]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[3]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[4]	PRV: positive replacement value.
[5]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[6]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[7]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement
[8]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[9]	Includes USD 26 million related to leased assets, mainly Own-used properties.
[10]	Less deferred tax liabilities as applicable.
[11]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[12]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[13]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[14]
Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion).

[15]	NRV: negative replacement value.
[16]
As of 31 December 2018 and 31 December 2017, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying value.

[17]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[18]	Includes USD 22 million related to leased assets, mainly Own-used properties.
[19]
All balances in 2018 are against UBS Group Funding (Switzerland) AG as counterparty. Prior year balances were against both UBS Group AG and UBS Group Funding (Switzerland) AG as counterparties. In May 2018, UBS substituted UBS Group AG where it was the issuer of outstanding AT1 capital instruments with UBS Group Funding (Switzerland) AG.

[20]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information for legal entities and sub-groups” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[21]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP

[22]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.

[23]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.